                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM 13F-HR/A
THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FOR THE QUARTER ENDING MARCH 31, 2004 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED OR DENIED.

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended: JUNE 30, 2004


Check here if Amendment [ X ]; Amendment Number: 1
     This Amendment (Check only one.): [ ] is a restatement.
                                       [X] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         REDSKY PARTNERS, LLC
Address:      800 NICOLLET MALL
              25TH FLOOR
              MINNEAPOLIS, MN 55402


Form 13F File Number: 28-10435

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   GREGG D. GROECHEL
Title:  MANAGING MEMBER
Phone:  612-659-4412

Signature, Place, and Date of Signing:

         /S/ GREGG D. GROECHEL      MINNEAPOLIS, MINNESOTA     DECEMBER 20, 2004
         ---------------------      ----------------------     -----------------
             [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:               0
                                                 -

Form 13F Information Table Entry Total:          18
                                                 --

Form 13F Information Table Value Total:          $363,508
                                                 --------
                                                (thousands)





List of Other Included Managers:                 NONE
                                                 ----



















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                     13F FILING FOR QUARTER ENDING 06/30/04

Issuer                              Type                Cusip       Value x 1000     Shares      SH/PRN       Put/Call    Investment
                                                                                     Prn Amt                              Discretion

ENDOCARDIAL SOLUTIONS INC           COMMON STOCK        29296210           6,872       663,978   SH                       SOLE
ENTERCOM COMMUNICATIONS CORP        COMMON STOCK        29363910           7,710       206,700   SH                       SOLE
EURONET WORLDWIDE INC               COMMON STOCK        29873610           8,241       356,293   SH                       SOLE
GANDER MOUNTAIN CO                  COMMON STOCK        36471P10           2,176        94,800   SH                       SOLE
GENERAL CABLE CORP                  COMMON STOCK        36930010           8,311       972,100   SH                       SOLE
SURMODICS INC                       COMMON STOCK        86887310          16,709       678,141   SH                       SOLE
XOMA LTD                            COMMON STOCK        G9825R10           4,540     1,013,300   SH                       SOLE
                                                                                                 SH                       SOLE
CORN PRODUCTS INTERNATIONAL         OPTIONS - PUTS      21902395          18,620       400,000   SH           PUT         SOLE
BECTON DICKINSON AND CO             OPTIONS - PUTS      07588795          10,360       200,000   SH           PUT         SOLE
ARGOSY GAMING CO                    OPTIONS - CALLS     04022890          13,160       350,000   SH           CALL        SOLE
MEDICIS PHARMACEUTICAL CORP         OPTIONS - CALLS     58469090          62,841     1,573,000   SH           CALL        SOLE
PANERA BREAD CO                     OPTIONS - CALLS     69840W90           9,688       270,000   SH           CALL        SOLE
PAR PHARMACEUTICAL COMPANIES INC    OPTIONS - CALLS     69888P90          14,084       400,000   SH           CALL        SOLE
SUNOCO INC                          OPTIONS - CALLS     86764P90          20,772       326,500   SH           CALL        SOLE
WEIGHT WATCHERS INTL INC            OPTIONS - CALLS     94862690          41,586     1,062,500   SH           CALL        SOLE
FISERV INC                          OPTIONS - CALLS     33773890          45,890     1,180,000   SH           CALL        SOLE
DEERE & CO                          OPTIONS - CALLS     24419990          19,808       282,400   SH           CALL        SOLE
DEVON ENERGY CORP                   OPTIONS - CALLS     25179M90          52,140       790,000   SH           CALL        SOLE


                                                                         363,508     9,497,941


Issuer                              Other         Voting        Voting        Voting
                                    Managers      Authority     Authority     Authority
                                                  Sole          Shared        None
ENDOCARDIAL SOLUTIONS INC                           663,978              0           0
ENTERCOM COMMUNICATIONS CORP                        206,700              0           0
EURONET WORLDWIDE INC                               356,293              0           0
GANDER MOUNTAIN CO                                   94,800              0           0
GENERAL CABLE CORP                                  972,100              0           0
SURMODICS INC                                       678,141              0           0
XOMA LTD                                          1,013,300              0           0
                                                          0              0           0
CORN PRODUCTS INTERNATIONAL                         400,000              0           0
BECTON DICKINSON AND CO                             200,000              0           0
ARGOSY GAMING CO                                    350,000              0           0
MEDICIS PHARMACEUTICAL CORP                       1,573,000              0           0
PANERA BREAD CO                                     270,000              0           0
PAR PHARMACEUTICAL COMPANIES INC                    400,000              0           0
SUNOCO INC                                          326,500              0           0
WEIGHT WATCHERS INTL INC                          1,062,500              0           0
FISERV INC                                        1,180,000              0           0
DEERE & CO                                          282,400              0           0
DEVON ENERGY CORP                                   790,000              0           0


                                                  9,497,941